Investments - Schedule of unrealized and Realized Gains and Losses Equity Securities (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 JPY (¥)
Realized Investment Gains (Losses) [Abstract]
Net gains and (losses) recognized during the period on equity securities	¥ (6,092)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	675
Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	¥ (6,767)